Accrued expenses (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Accrued Expenses Explanatory

in CHF thousands	2021	2020
Accrued project costs and royalties	3,410	1,972
Accrued payroll and bonuses	6,002	4,967
Other	563	779
Balance at December 31	9,975	7,718